Consolidated Statements of Shareholders' Equity (Deficiency) - CAD ($)	Issued capital [member]	Shares To Be Issued [Member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance, value at Dec. 31, 2020	$ 289			$ 12,982		$ 3,221	$ (273,626)	$ (257,134)
Balance, shares at Dec. 31, 2020	8,148,388
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of B.Y.B.Y. Investment and Promotions Ltd. (“B.Y.B.Y.”) (note 4)	$ 840,941							840,941
Shares issued for acquisitio of, shares	9,831,495
Shares issued upon reverse takeover (note 4)	$ 5,140,676							5,140,676
Shares Issued Upon Reverse Take over, shares	6,269,117
Proceeds for shares issued from exercise of stock options	$ 49,200							49,200
Proceeds for shares issued from exercise of stock options, shares	60,000
Proceeds for shares to be issued		81,967						81,967
Share purchase warrants reserve			639,879					639,879
Share-based payments					550,517			550,517
Loss for the period							(4,878,738)	(4,878,738)
Other comprehensive loss for the period				14,473		6,223		20,696
Balance, value at Dec. 31, 2021	$ 10,843,471	81,967	639,879	27,455	550,517	9,444	(5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100							37,885,932
IfrsStatementLineItems [Line Items]
Proceeds for shares issued from exercise of stock options	$ 371,780				(133,980)			$ 237,800
Proceeds for shares issued from exercise of stock options, shares	290,000
Share-based payments					153,909			153,909
Loss for the period							(1,664,684)	(1,664,684)
Other comprehensive loss for the period				(11,709)		3,835		(7,874)
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) (note 4)	$ 42,768,000							42,768,000
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. shares	7,920,000
Shares issued for services	$ 83,752							83,752
Proceeds for shares issued from exercise of stock options, shares	13,454
Shares to be issued for services		41,875						41,875
Proceeds for shares issued for cash	$ 739,519	(81,967)						657,552
Proceeds for shares issued, shares	183,378
Balance, value at Dec. 31, 2022	$ 54,806,522	$ 41,875	$ 639,879	$ 15,746	$ 570,446	$ 13,279	$ (6,817,048)	$ 49,270,699
Balance, shares at Dec. 31, 2022	37,885,932